Derivative Financial Instruments and Risk Management Policies - Country Risk (Details) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Disclosure of financial liabilities [line items]
Borrowings	€ 44,230
Net repatriation of funds to Spain	344
Net repatriation of funds from dividends received	1,134
Net repatriation of funds from other items	790
Telefónica Hispanoamérica
Disclosure of financial liabilities [line items]
Borrowings	€ 3,079
Percentage of net financial debt held	7.00%